Derivatives Instruments Narrative (Details) (USD $)	12 Months Ended	0 Months Ended	12 Months Ended
	Jan. 01, 2011	Jun. 11, 2014	Dec. 31, 2014
Predecessor
Derivative [Line Items]
Gain (loss) recognized in OCI	$ 100,000
Foreign Exchange Forward [Member] | Not Designated as Hedging Instrument [Member] | Providência Contracts [Member]
Derivative [Line Items]
Derivative, Fair Value, Net		0
Foreign Exchange Forward [Member] | Not Designated as Hedging Instrument [Member] | Providência Contracts [Member] | Foreign Currency and Other Loss Net [Member]
Derivative [Line Items]
Gain on Derivative Instruments, Pretax		$ 18,900,000
Minimum [Member] | Other Contract [Member] | Not Designated as Hedging Instrument [Member] | Providência Contracts [Member] | Foreign Currency and Other Loss Net [Member]
Derivative [Line Items]
Derivative, Term of Contract			1 year
Maximum [Member] | Other Contract [Member] | Not Designated as Hedging Instrument [Member] | Providência Contracts [Member] | Foreign Currency and Other Loss Net [Member]
Derivative [Line Items]
Derivative, Term of Contract			5 years